Summary of Significant Accounting Policies - Convenience translation and Short-term investments (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2021 CNY (¥)	Dec. 31, 2021 USD ($)	Dec. 31, 2020 CNY (¥)	Dec. 31, 2019 CNY (¥)
Summary of Significant Accounting Policies
Convenience translation rate (USD to RMB)	6.3726	6.3726
Interest from short-term investments	¥ 2,677	$ 420	¥ 3,183	¥ 511